Schedule of investments
Macquarie Global Infrastructure Total Return Fund Inc.	February 28, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 140.92%Δ
Australia − 14.71%
APA Group <<	460,168	$3,289,369
Atlas Arteria <<	543,077	2,319,182
Sydney Airport <<, †	3,840,480	17,316,636
Transurban Group <<	2,123,587	20,915,123
		43,840,310
Canada − 18.41%
Enbridge <<	503,939	17,019,722
Gibson Energy <<	397,577	6,766,869
Hydro One 144A #, <<	294,938	6,262,160
Pembina Pipeline <<	86,425	2,197,637
TC Energy <<	540,475	22,636,585
		54,882,973
China/Hong Kong − 2.69%
CLP Holdings <<	822,000	8,017,109
		8,017,109
France − 4.62%
Vinci <<	132,765	13,782,542
		13,782,542
Italy − 14.70%
Atlantia <<, †	936,502	17,542,264
Enav 144A #, <<	3,322,813	16,012,505
Snam <<	1,043,790	5,410,317
Terna Rete Elettrica Nazionale <<	694,126	4,830,687
		43,795,773
Japan − 5.83%
East Japan Railway <<	143,200	10,555,114
West Japan Railway <<	111,600	6,819,855
		17,374,969
Mexico − 5.48%
ALEATICA <<	8,246,830	8,116,353
Infraestructura Energetica Nova <<, †	2,340,431	8,203,423
		16,319,776
New Zealand − 2.47%
Auckland International Airport <<, †	1,351,466	7,372,588
		7,372,588
Spain − 11.31%
Aena SME 144A #, <<, †	121,699	20,689,182
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Schedule of investments
Macquarie Global Infrastructure Total Return Fund Inc. (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Spain (continued)
Iberdrola <<	861,359	$10,834,418
Sacyr <<	865,441	2,184,462
		33,708,062
Switzerland − 2.07%
Flughafen Zuerich <<, †	34,899	6,161,468
		6,161,468
United Kingdom − 12.07%
National Grid <<	956,221	10,742,918
Severn Trent <<	355,055	10,833,111
SSE <<	209,512	3,866,111
United Utilities Group <<	879,558	10,528,639
		35,970,779
United States − 46.56%
American Electric Power <<	250,476	18,748,128
Atmos Energy <<	75,208	6,363,349
Cheniere Energy <<, †	314,091	21,166,592
CMS Energy <<	130,356	7,053,563
Essential Utilities <<	146,847	6,176,385
Eversource Energy <<	102,506	8,147,177
Kinder Morgan <<	552,983	8,128,850
NextEra Energy <<	170,543	12,531,500
NiSource <<	344,946	7,450,834
PPL <<	72,151	1,889,635
Sempra Energy <<	226,083	26,221,106
Southern <<	113,504	6,437,947
Southwest Gas Holdings <<	71,049	4,429,905
Williams <<	176,456	4,030,255
		138,775,226
Total Common Stock (cost $437,122,278)		420,001,575

Master Limited Partnerships – 2.34%
Enterprise Products Partners <<	166,293	3,545,367
Magellan Midstream Partners <<	82,180	3,424,441
Total Master Limited Partnerships (cost $8,502,933)		6,969,808
Total Value of Securities−143.26% (cost $445,625,211)		426,971,383
Leverage Facility - (44.68%)		(133,162,000)
2    NQ-MGU [2/21] 4/21 (1595619)

(Unaudited)
Receivables and Other Assets Net of Liabilities — 1.42%	4,236,282
Net Assets Applicable to 12,443,293 Shares Outstanding — 100.00%	$298,045,665
Δ	Securities have been classified by country of origin.
<<	Fully or partially pledged as collateral for borrowing transactions.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2021, the aggregate value of Rule 144A securities was $42,963,847, which represents 14.42% of the Fund's net assets.
The following foreign currency exchange contract were outstanding at February 28, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	AUD	1,116,932	USD	(889,411)	3/1/21	$—	$(29,974)
BNYM	AUD	1,872,176	USD	(1,450,538)	3/2/21	—	(9,963)
BNYM	EUR	(93,254)	USD	113,122	3/1/21	597	—
BNYM	GBP	1,901,889	USD	(2,660,725)	3/1/21	—	(10,950)
BNYM	GBP	(1,662,344)	USD	2,325,605	3/1/21	9,571	—
BNYM	JPY	(215,505,247)	USD	2,021,322	3/1/21	—	(478)
Total Foreign Currency Exchange Contracts						$10,168	$(51,365)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contract above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
BNYM – Bank of New York Mellon
Summary of currencies:
AUD – Australian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
USD – US Dollar
NQ-MGU [2/21] 4/21 (1595619)    3